Convertible Redeemable Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands														12 Months Ended
	Jul. 18, 2018 $ / shares	Jun. 03, 2016 USD ($) $ / shares shares	Feb. 03, 2016 USD ($) $ / shares shares	Feb. 03, 2016 CNY (¥) shares	Jan. 30, 2016 USD ($) $ / shares shares	Oct. 30, 2015 USD ($) $ / shares shares	May 30, 2014 USD ($) $ / shares shares	May 16, 2014 USD ($) $ / shares shares	Nov. 21, 2013 shares	Jan. 24, 2013 USD ($) $ / shares shares	Sep. 24, 2012 USD ($) $ / shares shares	Jan. 19, 2012 USD ($) $ / shares shares	Nov. 30, 2011 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Jul. 18, 2018 CNY (¥) shares	Mar. 31, 2018 $ / shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 $ / shares shares	Feb. 03, 2016 CNY (¥) shares
Temporary Equity [Line Items]
Ordinary shares cancelled | shares								29,342,994	41,767,800	19,380,900		4,180,200	26,666,700
Strategic business recources recognized as intangible assets, total fair value														$ 149,298			¥ 1,001,967			¥ 116,770
Embedded derivatives requiring bifurcation | ¥																	¥ 0
Deemed dividend to holders of mezzanine equity														13,273	¥ 89,076
Votion Limited
Temporary Equity [Line Items]
Ordinary shares transferred, shares | shares								29,342,994				4,180,200	26,666,700
Ordinary shares transferred, price per share								$ 0.3987				$ 0.003	$ 0.045
Ordinary shares transferred, total amount | $								$ 11,700				$ 13	$ 1,200
Convertible Redeemable Series A Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares													166,666,700							825,308,112
Convertible redeemable preferred shares, price per share													$ 0.02
Convertible redeemable preferred shares, total amount | $													$ 3,333
Convertible redeemable preferred shares, par value													$ 0.00001						$ 0.00001
Ordinary shares issued | shares												4,180,200	26,666,700
Convertible redeemable preferred shares, issuance costs | $														255
Convertible Redeemable Series B Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares												148,000,000								484,741,676
Convertible redeemable preferred shares, price per share												$ 0.078
Convertible redeemable preferred shares, total amount | $												$ 11,550
Convertible redeemable preferred shares, par value												$ 0.00001							0.00001
Convertible redeemable preferred shares, issuance costs | $														183
Convertible Redeemable Series B-1 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares											116,285,700									290,169,609	290,169,609
Convertible redeemable preferred shares, price per share											$ 0.2064
Convertible redeemable preferred shares, total amount | $											$ 24,000
Convertible redeemable preferred shares, par value											$ 0.00001								0.00001		$ 0.00001
Convertible Redeemable Series B-2 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares										24,226,200										194,572,067	194,572,067
Convertible redeemable preferred shares, price per share										$ 0.2064
Convertible redeemable preferred shares, total amount | $										$ 5,000
Convertible redeemable preferred shares, par value										$ 0.00001									0.00001		$ 0.00001
Convertible Redeemable Series B-2 Preferred Shares | Meiliworks Limited
Temporary Equity [Line Items]
Business combination, shares issued | shares			194,572,067	194,572,067
Convertible Redeemable Series C Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares							81,508,317	208,661,292												357,292,862
Convertible redeemable preferred shares, price per share							$ 0.6134	$ 0.6134
Convertible redeemable preferred shares, total amount | $							$ 50,000	$ 128,000
Convertible redeemable preferred shares, par value							$ 0.00001	$ 0.00001											0.00001
Convertible redeemable preferred shares, issuance costs | $														$ 3,767
Convertible Redeemable Series D Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares					103,646,132	103,646,131
Convertible redeemable preferred shares, price per share					$ 0.9648	$ 0.9648
Convertible redeemable preferred shares, total amount | $					$ 100,000	$ 100,000
Convertible redeemable preferred shares, par value					$ 0.00001	$ 0.00001
Class A Ordinary Shares | Meiliworks Limited
Temporary Equity [Line Items]
Business combination, shares issued | shares			117,662,806	117,662,806
Convertible Redeemable Series A-1 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares																				91,289,618	91,289,618
Convertible redeemable preferred shares, par value																			0.00001		$ 0.00001
Convertible Redeemable Series A-1 Preferred Shares | Meiliworks Limited
Temporary Equity [Line Items]
Business combination, shares issued | shares			91,289,618	91,289,618
Convertible Redeemable Series A-3 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares																				95,898,640	95,898,640
Convertible redeemable preferred shares, par value																			0.00001		$ 0.00001
Convertible Redeemable Series A-3 Preferred Shares | Meiliworks Limited
Temporary Equity [Line Items]
Business combination, shares issued | shares			95,898,640	95,898,640
Convertible Redeemable Series A-5 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares																				43,262,547	43,262,547
Convertible redeemable preferred shares, par value																			0.00001		$ 0.00001
Convertible Redeemable Series A-5 Preferred Shares | Meiliworks Limited
Temporary Equity [Line Items]
Business combination, shares issued | shares			43,262,547	43,262,547
Convertible Redeemable Series A-6 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares																				117,192,207	117,192,207
Convertible redeemable preferred shares, par value																			0.00001		$ 0.00001
Convertible Redeemable Series A-6 Preferred Shares | Meiliworks Limited
Temporary Equity [Line Items]
Business combination, shares issued | shares			117,192,207	117,192,207
Convertible Redeemable Series C-1 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares					207,292,263															215,946,767	215,946,767	215,946,767
Convertible redeemable preferred shares, price per share			$ 0.9262		$ 0.9648
Convertible redeemable preferred shares, par value																			0.00001		$ 0.00001
Convertible Redeemable Series C-2 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares																				111,899,688	111,899,688	111,899,688
Convertible redeemable preferred shares, price per share			$ 1.0188
Convertible redeemable preferred shares, total amount | $			$ 100,000
Convertible redeemable preferred shares, par value			$ 0.00001																0.00001		$ 0.00001
Convertible Redeemable Series C-2 Preferred Shares | Tencent Group
Temporary Equity [Line Items]
Strategic business recources recognized as intangible assets, total fair value | ¥																						¥ 59,229
Processing fees | ¥				¥ 32,500
Convertible Redeemable Series C-3 Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued | shares		29,446,407																157,047,506		29,446,407	29,446,407
Convertible redeemable preferred shares, price per share	$ 1.0188	$ 1.0188
Convertible redeemable preferred shares, total amount		$ 30,000													¥ 1,069,753	¥ 192,142
Convertible redeemable preferred shares, par value		$ 0.00001																	$ 0.00001		$ 0.00001
Convertible Redeemable Series C-3 Preferred Shares | Tencent Group
Temporary Equity [Line Items]
Strategic business recources recognized as intangible assets, total fair value | ¥																		¥ 1,070,624
Traffic support and marketing support to the Company, period	5 years